April 9, 2013
VIA EDGAR AND OVERNIGHT DELIVERY
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Attention:    Jeffrey P. Riedler
Assistant Director

RE:	Cellular Dynamics International, Inc. Confidential Draft Registration Statement on Form S-1 Submitted February 26, 2013 CIK No. 0001482080
Ladies and Gentlemen:
We are submitting this letter on behalf of Cellular Dynamics International, Inc. (the "Company" or "CDI") in response to comments from the staff (the "Staff”) of the Securities and Exchange Commission (the "Commission") received by electronic mail dated March 22, 2013 relating to the Company's Confidential Registration Statement on Form S-1 filed with the Commission on February 26, 2013 (the "Registration Statement"). Amendment No. 1 to the Registration Statement ("Amendment No. 1") is being filed concurrently herewith. The numbered paragraphs below correspond to the numbered comments in the Staff's letter and the Staff's comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight delivery four (4) copies of Amendment No. 1 in paper format, which have been marked to show changes from the Registration Statement. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.
Prospectus Summary

1.
Staff Comment: Please note that where we provide examples or references to portions of your filing to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filings that we have not cited as examples, please make the appropriate changes elsewhere in the filing in accordance with our comments.

Response: The Company has revised Amendment No. 1 accordingly.

2.	Staff Comment: Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.
Response: The Company will file all remaining exhibits as promptly as practicable in Amendment No. 1 and subsequent amendments to the Registration Statement. A request for

Securities and Exchange Commission
April 9, 2013

confidential treatment for portions of certain of the agreements filed as exhibits to Amendment No. 1 has been submitted separately to the Office of the Secretary of the Commission.

3.
Staff Comment: Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company will supplementally provide any written communications, as defined in Rule 405 under the Securities Act, that the Company or anyone authorized to do so on its behalf, presented to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications used following the date of the initial confidential submission of the Registration Statement.

4.
Staff Comment: Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus at the time you make your next submission, if possible. We will need to examine this information prior to its use. Please note that we may have comments regarding this material.

Response: The Company supplementally advises the Staff that it does not intend to use any graphic, visual or photographic information in its printed prospectus.
Prospectus Cover Page

5.
Staff Comment: We note your disclosure here and elsewhere in the prospectus that you are applying to have your common stock listed on the NASDAQ Global Market. Please clarify whether you have submitted this application or you intend to submit this application.

Response: The Company has revised the disclosure appearing on the prospectus cover page, under the heading “Description of Capital Stock—Listing” and under the heading “Underwriting” to clarify that the Company intends to apply for listing on the NASDAQ Global Market.
Prospectus Summary—Risk factors, page 5

6.
Staff Comment: We note your statements on page 3 and elsewhere that you believe your products will "displace" existing models, that competitors' technology is "poorly suited," and that you "intend to become the industry standard." Please include in your summary of risk factors on page 5 the risk (described on page 14) that your "products may not be meaningfully more predictive of ...behavior...than existing products."

Response: The Company has revised the disclosure under this heading to include the requested statement.
Summary Financial Data, page 10

Securities and Exchange Commission
April 9, 2013

7.	Staff Comment: Please expand the "Balance sheet data" to include a column setting forth these financial statement items on a pro form-as-adjusted basis reflecting the offering.
Response: The Company revised the disclosure under this heading to include the requested column.
Risk Factors
"If we are unable to recruit and retain key executives and scientists..." page 18

8.	Staff Comment: Please identify any individuals, other than your executive officers, that you consider "key scientific and technical personnel."
Response: The Company has revised this risk factor to clarify that the risk relates to the Company’s ability to recruit highly skilled employees, including scientific personnel.
"We are an "emerging growth company" and we cannot be certain..." page 23

9.
Staff Comment: Please expand your statement that you "may remain an 'emerging growth company' for up to five years" to include a description of how and when a company may lose emerging growth company status.

Response: The Company has expanded the disclosure in this risk factor to describe how and when a company may lose emerging growth status.

10.
Staff Comment: It appears from your disclosure that you intend to take advantage of the extended transition period for complying with new or revised financial accounting standards. If so, please revise your risk factor disclosure to indicate that as a result of your election, your future financial statements may not be comparable to those of other companies that comply with the public company effective dates. In addition, please revise your critical accounting policies, significant judgments and estimates disclosure in Management's Discussion and Analysis to clearly disclose your election and the impact on future comparability to other public companies.

Response: The Company supplementally advises the Staff that it does not intend to take advantage of the extended transition period for complying with new or revised financial accounting standards. The Company has revised the disclosure in this risk factor to clarify that it has irrevocably opted out of such extended transition period.
Use of Proceeds, page 33

11.	Staff Comment: Please expand your disclosure to indicate the approximate amount intended to be used for each purpose.
Response: The Company has expanded the disclosure under this heading to indicate the approximate amount intended to be used for each purpose.

Securities and Exchange Commission
April 9, 2013

Management's Discussion and Analysis of Financial Condition and Results of Operations Overview, page 41

12.
Staff Comment: We note your statement on page 19 that "[y]our products are currently labeled and sold...for research purposes only, and not therapeutic procedures," and therefore "they are not subject to regulation..." Please reconcile this statement with your statement on page 41 that you "market [y]our products for use in in vitro research and development as well as applied product testing, stem cell banking and in vivo cellular therapeutics." (Emphasis added.)

Response: The Company has revised the disclosure under this heading to clarify that it markets its products for use in in vivo cellular therapeutics research.
Components of Results of Operations—Revenues, page 43

13.
Staff Comment: You state on page 12 that you generate revenue from sales of your proprietary products, including your MyCell products. You also state on page 41 that you launched your MyCell product line in mid-2012. Please reconcile these statements with your statement on page 43 that "in the future, product sales will also include MyCell products..."

Response: The Company has added disclosure under this heading to reconcile these statements.
Results of Operations, page 46

14.
Staff Comment: We note that you secured a grant from the Wisconsin Economic Development Corporation in 2011 and, more recently, in March 2013 from the California Institute of Regenerative Medicine. Please expand your disclosure in the Business section to describe the material terms of these grants, including the amount of the grant, any conditions on funding, obligations under the grants, and the intellectual property rights of each party. Please file any written agreements between the company and the Wisconsin Economic Development Corporation or the California Institute of Regenerative Medicine as exhibits to the registration statement, as required by Item 601(b)(10) of Regulation S-K.

Response: The Company secured a grant in March 2013 from the California Institute of Regenerative Medicine (CIRM). In connection with such grant, the Company anticipates entering into an agreement with CIRM, but has not done so as of the date of this response letter. The Company has revised the disclosure under the headings “Prospectus summary—Overview” and “Business—Our markets—Stem cell banking” to discuss the material terms of the grant from CIRM.
The Company has revised the disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Results of operations” to discuss the material terms of the grants from the WEDC and has filed the agreements between the Company and the WEDC as Exhibits 10.14 and 10.15 to Amendment No. 1 as requested.
Product Sales, page 46

15.
Staff Comment: When more than one factor has resulted in an increase or decrease in an item within the results of operations, revise your filing to quantify the effect of each factor. For example, you disclose that the growth in product sales arose principally through increasing the

Securities and Exchange Commission
April 9, 2013

number of customers and increasing unit sales to existing customers partially offset by discounts provided to customers purchasing in large volumes.
Response: The Company has revised the disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Results of operations” as requested.
Research and Development, page 47

16.	Staff Comment: Please revise your disclosure to separately break out research and development costs by significant product for each period presented and to date.
Response: The Company’s reporting to management does not include fully allocated research and development costs by product either by period or from inception to date.
Management regularly reviews an aggregated summary of the hours each research and development staff member incurs by project. This summary included over 30 projects in 2012. A project, as defined within the Company’s information system, does not necessarily correspond to a past, current or future product. Many of the Company’s projects relate to the ongoing development of its core iPS platform, while others relate to research initiatives that may or may not have direct or immediate commercial application. Other projects, while intended to result in commercial cell types, may generate results applicable to more than one product. Because the Company’s projects differ substantially in kind and objective, and because any particular product development activity often benefits from the results and know-how generated in the course of many completed and ongoing projects, the Company does not believe it can aggregate its historical hourly project data in such a way as to provide meaningful insight to investors regarding the Company’s past, current or future product development costs. Furthermore, disclosing the raw, hourly data on a project by project basis would be impracticable, would require disclosure of commercially sensitive information and would not provide meaningful insight to investors regarding the Company’s current or future product development costs.
Management believes that the most direct measure of the cost and capacity of the research and development department is its aggregate staffing. Management routinely reviews staffing levels to determine that sufficient headcount is available to achieve: future product release schedules, performance of ongoing collaboration agreements, ongoing enhancements to current products and research into additional applications of the Company’s underlying technologies. The Company has revised the disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Results of operations—Comparison of 2011 and 2012” to describe the anticipated growth in research and development staff related expenses and research and development expenses as the Company pursues the commercial objectives described in the prospectus.
Liquidity and Capital Resources—Investing Activities, page 51 Facilities, page 72

17.	Staff Comment: Please file your lease agreements with respect to your Madison, WI and Novato, CA locations as exhibits to your registration statement, as required by Item 601(b)(10) of Regulation S-K.
Response: The Company has filed these lease agreements as Exhibits 10.16, 10.17, 10.18, 10.19, 10.20, 10.21 and 10.22 to Amendment No. 1.

Securities and Exchange Commission
April 9, 2013

Critical Accounting Policies, Significant Judgments and Estimates
Common Stock Valuation, page 56

18.
Staff Comment: We may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Response: The Company advises the Staff that it has not begun to discuss an estimated offering price with the underwriters. The Company acknowledges the Staff’s comment and undertakes that it will provide quantitative and qualitative disclosures explaining the difference, if any, between the estimated offering price and the fair value of each equity issuance at such time as the Company includes a bona fide price range and estimated IPO price in its prospectus.
Our Products—The iCell 0/S, page 65

19.
Staff Comment: Please expand your disclosure to describe the material terms of your agreement with Life Technologies Corporation, including the parties' material rights and obligations, the duration and termination provisions, and any other material terms, and file this agreement as an exhibit to the registration statement, as required by Item 601(b)(10) of Regulation S-K.

Response: The Company has expanded the disclosure under the heading “Business—Distribution channels” in Amendment No. 1 to include the material terms of its agreements with Life Technologies Corporation relating to Essential 8 Medium and has filed the agreements as Exhibits 10.37 and 10.38 to Amendment No. 1.
Intellectual Property, page 69

20.	Staff Comment: Please expand your description of your patent portfolio:
•    to identify your material patents;
•    to specify the products, product groups, or technologies to which your material patents relate;

•	to identify which of your material patents are owned or licensed from third parties and to identify any such licensors; and
•    to include the jurisdictions and expiration dates of your material patents.
Response: The Company has expanded the description of its patent portfolio under the heading “Business—Intellectual property”.

21.
Staff Comment: Please expand your disclosure to describe the material terms of your material license agreements, such as your license agreement with the Wisconsin Alumni Research Foundation, as amended, including the parties' material rights and obligations, the duration and termination provisions, material payments (including aggregate amounts paid/received to date, aggregate potential milestone payments, royalty rates, and/or up-front payments), and the

Securities and Exchange Commission
April 9, 2013

nature and scope of the intellectual property licensed, and file these agreements as exhibits to the registration statement, as required by Item 601(b)(10) of Regulation S-K.
Response: The Company has expanded the disclosure under the heading “Business—Intellectual property” to describe the material terms of its material license agreements and has filed these agreements as Exhibits 10.39, 10.40 and 10.41 to Amendment No. 1.
Business Customers, page 70

22.
Staff Comment: We note your disclosure on page 12 that three of your customers individually accounted for greater than 10% of your revenues. Please identify these customers, include disclosure describing the material terms of any agreement with any of these customers, and file and such agreements as exhibits to the registration statement, as required by Item 601(b)(10) of Regulation S-K.

Response: The Company has revised the disclosure in Amendment No. 1 to identify the three customers that accounted for greater than 10% of its revenues and to describe the material terms of any agreement between the Company and these three customers. The Company has filed these agreements as Exhibits 10.23, 10.24, 10.25, 10.42, 10.43 and 10.44 to Amendment No. 1. One of the collaborative research agreements was entered into more than two years prior to the date of Amendment No. 1 and was completed in 2011 and therefore has not been filed as an exhibit to Amendment No. 1.
Distribution Channels, page 70

23.
Staff Comment: Please expand your disclosure to describe the material terms of your agreement with your Japanese distributor, including the parties' material rights and obligations, the duration and termination provisions, and any other material terms, and file this agreement as an exhibit to the registration statement, as required by Item 601(b)(10) of Regulation S-K.

Response: The Company has expanded the disclosure under the heading “Business—Distribution channels” to describe the material terms of its distribution agreements with iPS Academia Japan and has filed this agreements as Exhibits 10.26 and 10.27 to Amendment No.1.
Competitive Landscape - Other pluripotent cell manufacturers, page 71

24.	Staff Comment: Please expand your disclosure to identify the companies that have announced an interest in or begun to market products based on pluripotent stem cell technology.
Response: The Company has expanded the disclosure under this heading to identify the companies that, to the Company’s knowledge, have announced an interest in or begun to market products based on pluripotent stem cell technology.

Securities and Exchange Commission
April 9, 2013

Executive Compensation —2012 Director Compensation Table, page 85

25.	Staff Comment: Please clarify whether the options listed in the table on page 85 are subject to any vesting provisions.
Response: The Company has revised the disclosure under this heading to clarify that the options granted to non-employee directors and the shares that may be acquired upon exercise are subject to a vesting schedule. The options are immediately exercisable. Any shares acquired upon exercise of the option to the extent the option has not yet vested will remain subject to this vesting schedule. The Company has revised the director compensation table to disclose the options subject to vesting restrictions and to describe the vesting schedule of those options.
Transactions and Relationships with Certain Individuals, page 89

26.
Staff Comment: Please expand your description of your consulting agreements with Drs. Thomson, January, and Rose to include the duration and termination provisions, the expected payments, and the nature and scope of any intellectual property licensed. In addition, please file the consulting agreement with Dr. Rose as an exhibit to the registration statement or advise us why it is not required to be filed pursuant to Item 601(b)(10) of Regulation S-K.

Response: The Company has revised the disclosure under this heading to describe the terms of its consulting agreements with Drs. Thomson, January and Rose and has filed its consulting agreement with Dr. Rose as Exhibit 10.28 to Amendment No. 1.
Principal Shareholders, page 93

27.
Staff Comment: We note that Mr. Palay and Dr. Palay share voting and dispositive power over the shares held by the Tactics II Entities. Accordingly, please include these shares in the total attributed to each of Mr. Palay and Dr. Palay in the table.

Response: The Company has revised the disclosure under this heading to include the shares over which Mr. Palay and Dr. Palay share voting and dispositive power in the totals attributed to each of Mr. Palay and Dr. Palay in the principal shareholders table.

28.	Staff Comment: Please clarify who holds voting and dispositive power over the shares held by the EGI¬Fund (08-10) Investors, L.L.C. and EGI-Fund (11-13) Investors, L.L.C.
Response: The Company has revised the disclosure under this heading to clarify that Chai Trust Company, LLC holds voting and dispositive power over the shares held by the EGI-Fund (08-10) Investors, L.L.C. and EGI-Fund (11-13) Investors, L.L.C.
Description of Capital Stock
Common stock—Voting Rights, page 95

29.
Staff Comment: Please expand your description of your common stock to specify the vote required by security holders to take action other than to elect directors, as required by Item 202(a)(1)(v) of Regulation S-K.

Response: The Company has expanded the disclosure under this heading to describe the vote required by security holders to take action other than to elect directors.

Securities and Exchange Commission
April 9, 2013

Lock-up Agreement, page 105

30.	Staff Comment: Please file a form of the lock-up agreement as an exhibit to your registration statement.
Response: The form of lock-up agreement will be an exhibit to the form of underwriting agreement, which will be filed as an exhibit to a subsequent amendment to the Registration Statement.
Notes to Financial Statements as of and for the Years Ended December 31, 2011 and 2012
Note 2. Summary of Significant Accounting Policies
Revenue Recognition, page F-9

31.
Staff Comment: Please revise your filing to disclose your policy for accounting for deductions from gross revenue, including your volume discounts. Disclose the amount of the volume discount estimate that reduces gross revenue for each period presented. In addition, disclose the amount of changes in the estimate recognized in each period related to prior period sales.

Response: The Company supplementally advises the Staff that it does not have any arrangements that would necessitate estimating future volume discounts. While discounts from standard list pricing are often offered on individual orders that reach specified quantity based pricing tiers, there are no rebate programs or other arrangements that result in discounts being paid or credits being issued subsequent to delivery on an order. The Company has added disclosure under the heading “Management’s discussion and analysis of financial condition and results of operations—Components of results of operations” to clarify the nature of its arrangements.

32.	Staff Comment: Regarding your revenue recognition for collaborations, partnerships and other revenues, please address the following comments:

•	Please revise your disclosure to indicate the criteria you use to determine whether a milestone is substantive.

•	Please revise your filing to disclose each individual potential future milestone you could receive and its related contingent consideration as required by ASC 605-28-50-2b.
Response: The Company has revised the disclosure under the headings “Management’s discussion and analysis of financial condition and results of operations—Critical accounting policies and estimates” and “Note 2—Summary of significant accounting policies” to the audited financial statements as of and for the years ended December 31, 2011 and 2012 as requested.
Segment Reporting, page F-12

33.
Staff Comment: For each period presented, please separately disclose your sales revenue by individual products including iCell Cardiomyocytes, iCell Neurons, iCell Hepatocytes, Media and iCell Endothelial Cells. Refer to ASC 280-10-50-40.

Response: The Company has carefully considered the guidance set forth in ASC 280-10-50-40 and believes that its disclosure fully satisfies the provisions of ASC 280-10-50-40. The Company believes its products are “similar” as required by ASC 280-10-50-40 and are appropriately

Securities and Exchange Commission
April 9, 2013

grouped. Furthermore, the Company believes that such disclosure would provide its competitors significant strategic intelligence and so would be harmful to the Company’s prospects. Moreover, the Company expects to continue to grow its portfolio of products. The requested disclosure would establish a precedent that would not only be competitively harmful but also is impractical.

The Company understands ASC 280-10-50-40 to require reporting of revenue by groups of similar products when categorization in that manner is representative of the way in which the business is managed or when products share common operational or financial attributes, such that grouping them together would enhance the reader’s understanding of the issuer’s reported results of operations. ASC 280-10-50-40 does not define “similar” products. Therefore, the determination of whether two or more products are similar and can be combined for purposes of the entity-wide disclosure depends on the facts and circumstances of the particular entity. The Company views all of its iCell products as one group of similar products, as the products are distributed through the same sales channels, they are sold to the same types of customers, those customers use them for similar purposes, they are manufactured in the same production facility and they have similar cost structures. It is because of the similarities among these products that the Company has separately captioned them on its Statements of operations as “Product sales,” has indicated their manufacturing costs on its Statements of operations as “Costs of product sales” and has provided separate discussion of these items within the Management’s discussion and analysis of financial condition and results of operations.
The Company notes further that it intends to develop and market additional iCell products. The Company intends to group revenue from the sale of these products with the revenue from the sale of those iCell products referenced above. The Company believes disclosing revenue from each of its iCell products is currently impractical and would require disclosure of commercially sensitive information and moreover, as its portfolio of iCell products continues to expand, these concerns would be exacerbated.
Note 4. Long-Term Debt, page F-14

34.	Staff Comment: Please file the promissory notes to the Wisconsin Economic Development Corporation as exhibits to the registration statement, as required by Item 601(b)(10) of Regulation S-K.
Response: The Company has filed these notes as Exhibits 10.29 and 10.30 to Amendment No. 1.
Note 6. Stock Options and Restricted Common Stock
Stock options issued in exchange for non-competition agreement and licenses, page F-19

35.	Staff Comment: Please file the identified agreements as exhibits to the registration statement, as required by Item 601(b)(10) of Regulation S-K.
Response: The Company has filed these agreements as Exhibits 10.31, 10.32, 10.33, 10.34, 10.35 and 10.36 to Amendment No. 1.
Item 13. Other Expenses of Issuance and Distribution, page II-1

36.	Staff Comment: Please revise the table to include your estimated expenses for federal taxes, states taxes, trustees' and transfer agents' fees, and premium paid on any policy insuring or

Securities and Exchange Commission
April 9, 2013

indemnifying your directors or officers against liabilities they may incur in connection with the registration statement, as required by Item 511 of Regulation S-K.
Response: The Company has revised Item 13 Amendment No. 1 to include the requested disclosure.
********
Should the staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (414) 287-9258.

Very truly yours,
GODFREY & KAHN, S.C.
/s/Dennis F. Connolly

Dennis F. Connolly

9254085_7